Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	$ 1,168.5	₨ 88,560.6	₨ 89,692.0	₨ 51,422.5
Investments reserve	102.9	7,796.9	4,373.5	391.0
Hedging reserve	(789.0)	(59,799.0)	(1,222.1)	(41,937.1)
Cost of hedge reserve	11.4	864.3	(6.1)	(4,428.7)
Debt reserve	52.7	3,997.4	2,567.8	886.3
Total	$ 546.5	₨ 41,420.2	₨ 95,405.1	₨ 6,334.0